Contract liabilities	12 Months Ended
Aug. 31, 2020
Contract liabilities
Contract liabilities	12.Contract liabilities

	2020	2019
	$	$
Opening balance	180,072	676,070
Payments received in advance	516,820	140,872
Transferred to revenues	(676,449)	(636,870)
Closing balance	20,443	180,072